Summary of Significant Accounting Polices (Details) - Schedule of loss per share anti-dilutive effect - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Loss Per Share Anti Dilutive Effect [Abstract]
Income (Loss) to common shareholders (Numerator) (in Dollars)	$ (33,894,246)	$ (12,401,812)	$ (4,155,630)	$ 13,261,365
Basic weighted average number of common shares outstanding (Denominator)	589,675,480	147,762,596
Diluted weighted average number of common shares outstanding (Denominator)	589,675,480	147,762,596	180,500,778	312,352,351